Capital Structure	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Capital Structure
9. CAPITAL STRUCTURE
Shares Authorized
As of March 31, 2021, the Company had a total of 750,000,000 shares authorized for issuance with 600,000,000 shares designated as common stock and 150,000,000 shares designated as preferred stock.
Warrants
As of March 31, 2021, the Company had 760,915 private warrants outstanding. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. For the three month ended March 31, 2021 and 2020, the Company recorded $0.95 million and zero for revaluation of warrant liability on the consolidated statements of operations. As of March 31, 2021 and December 31, 2020, the Company recorded $6.4 million and $7.3 million, respectively, for warrant liability related to the private warrants outstanding.
The exercise price and number of common stock issuable upon exercise of the private warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the private warrants will not be adjusted for issuance of common stock at a price below its exercise price.

10. Capital Structure (As Restated)
Shares Authorized
As of December 31, 2020, the Company had authorized a total of 750,000,000 shares for issuance with 600,000,000 shares designated as common stock and 150,000,000 shares designated as preferred stock.
Warrants
As of December 31, 2020, the Company had 760,915 private warrants outstanding. Each private warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. There were 129,085 private warrants exercised in the fourth quarter of 2020, for total proceeds of $1.5 million. As of December 31, 2020, the Company recorded $7.3 million (As Restated) for warrant liability related to the private warrants outstanding.
The exercise price and number of common shares issuable upon exercise of the private warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the private warrants will not be adjusted for issuance of common stock at a price below its exercise price.
On July 22, 2020, the Company issued a notice of redemption of all of its outstanding public warrants on a cash basis which was completed in September 2020. The Company issued 22,877,806 shares of common stock pursuant to the exercise of public warrants and received approximately $263.1 million of proceeds from such exercises. The 122,194 public warrants not exercised by the end of the redemption period were redeemed for a price of $0.01 per public warrant, and subsequently cancelled by the Company. The private warrants held by the initial holders thereof or permitted transferees of the initial holders were not subject to this redemption.